Label		Element	Value
Bridge Builder Core Plus Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Bridge Builder Core Plus Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2016).

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivatives, with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities.  The Fund’s assets are allocated across different fixed-income market sectors and maturities.  Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities (“ABS”), privately-issued securities (e.g., Rule 144A securities), floating rate securities, and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, sub-prime MBS, privately-issued MBS, commercial mortgage-backed securities (“CMBS”) and mortgage dollar rolls.  A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”).  The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.  The Fund may invest up to 25% of its assets in high yield securities deemed below investment grade, also known as “junk bonds,” or securities that are unrated but deemed by a Sub-adviser to be comparable in quality to instruments that are so rated. The Fund's investments in junk bonds may include bonds in default. The Fund considers investment grade securities to be those securities that, at the time of purchase, are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by a Sub-adviser to be comparable in quality to instruments that are so rated.

The Fund may invest in securities issued by foreign entities, including emerging market securities. In addition, the Fund may invest in a variety of loans including bank loans, bridge loans, debtor-in-possession loans and mezzanine loans.  The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution.   The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and in swaps, including interest rate, credit default, total return, and currency swaps. In addition, the Fund may invest in forward contracts. The Fund may buy or sell futures, swaps or forward contracts to gain or hedge exposure to risk factors or alter the portfolio’s investment characteristics.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Fund and the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in various fixed income market sectors.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the duration or asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently intends to allocate Fund assets to the following Sub-advisers:  Janus Capital Management, LLC ("Janus"), Loomis Sayles & Company, L.P. ("Loomis Sayles"), Metropolitan West Asset Management, LLC ("MetWest") and T. Rowe Price Associates, Inc. ("T. Rowe Price"). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination or replacement of a Sub-adviser.  Below is a summary of each Sub-adviser’s principal investment strategies.

Janus' Investment Strategies

In selecting securities for its allocated portion of the Fund, Janus may invest in government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds.  Janus may also invest in ABS, money market instruments, commercial loans, and non-U.S. sovereign debt securities (which may include investments in emerging markets).  Janus seeks to generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, Janus portfolio managers apply a “bottom up” approach in choosing investments with respect to its allocated portion of the Fund's assets.  This means that the portfolio managers look at income-producing securities one at a time to determine if (i) a security is an attractive investment opportunity and if (ii) it is consistent with Janus' and the Fund's investment policies.  Janus portfolio managers additionally consider the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

Loomis Sayles' Investment Strategies

Three themes typically drive Loomis Sayles’ investment approach with respect to its allocated portion of the Fund's assets. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles will manage the interest rate risks in the portfolio but believes that anticipating changes in rate levels is not the primary source of added value. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities' risks. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

MetWest's Investment Strategies

MetWest seeks to maximize current income and pursues above average total return consistent with prudent investment management over a full market cycle. MetWest employs a value-oriented fixed income management philosophy and an investment process predicated on a long-term economic outlook, which is determined by the investment team on a quarterly basis and is reviewed constantly. Investments are characterized by diversification among the sectors of the fixed income marketplace.  The investment management team seeks to achieve the desired outperformance through the measured and disciplined application of five fixed income management strategies which include duration management, yield curve positioning, sector allocation, security selection, and opportunistic execution.

T. Rowe Price's Investment Strategies

T. Rowe Price’s active investment approach emphasizes the value of in-depth fundamental research, diversification, and risk management practices. With respect to its allocated portion of the Fund's assets, T. Rowe Price's strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective. T. Rowe Price actively manages exposure to dollar-denominated investment-grade fixed income markets and maintains a modest allocation to high yield and non-dollar denominated securities.  T. Rowe Price invests primarily in income-producing fixed income securities that possess what the Sub-Adviser believes are favorable total return (income plus increases in principal value) characteristics.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•	Active Management Risk. The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk.  Borrowers may default on the obligations that underlie ABS, mortgage-related securities and MBS.  The resulting risk is that the impairment of the value of the collateral underlying a security in which the Fund invests may result in a reduction in the value of the security.  The risk of default, as described under “Credit Risk,” for privately-issued and sub-prime mortgages is generally higher than other types of MBS.  During periods of falling interest rates, such securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.  CMOs, MBS, ARMs, IOs, POs, and inverse floaters may be more volatile and may be more sensitive to interest rate changes and prepayments than other mortgage-related securities.  The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

•
Convertible Securities Risk – The value of a convertible security will generally decline as interest rates increase and increase as interest rates decline. Convertible securities are also subject to credit risk. In addition, because convertible securities are generally convertible to the issuer's common stock, convertible security prices will normally fluctuate as prices of the common stock increase or decline.

•	Counterparty Risk. When the Fund enters into an investment contract, such as a derivative, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations.

•
Credit Risk.  Credit risk is the risk that 1) the issuer of a bond is unable or unwilling to meet the principal or interest payments (i.e. default risk) or 2) the issuer of the bond experiences an actual or anticipated deterioration in credit quality that negatively impacts the price of the bonds.

•
Currency Risk.  Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

•
Derivatives Risk.  An investment in derivatives (such as swaps, forward contracts and futures contracts, including interest rate and Treasury futures contracts) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility.  Derivatives may create investment leverage so that when a futures or swap contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the contract may not provide the anticipated protection, causing the Fund to lose money on both the contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of derivatives is also subject to market risk and liquidity risk, each of which is described below.  The Fund’s use of swaps and forward contracts is also subject to the risk that the counterparty to the swap or forward contract will default or otherwise fail to honor its obligation.

•
Floating Rate Securities Risk.  The Fund may invest in obligations with interest rates which are reset periodically, typically by applying a specified formula to a designated reference rate.  Although the prices of floating rate securities are generally less sensitive to interest rate changes than comparable quality fixed rate instruments, the value of floating rate securities may decline if the floating rate securities' interest rates do not rise as quickly, or as much, as general interest rates.

•
Foreign Securities Risk (including Emerging Markets Risk).  The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets.

•
High Yield Securities Risk — High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.  High-yield  securities also may be less liquid than higher quality investments.

•
Interest Rate Risk.  The value of fixed income securities may decline because of increases in interest rates. The risk of future interest rate increases, whether resulting from market forces, government action or other factors, may be greater because rates have been at historically low levels for a long period of time. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1% holding other factors constant.

•
Investment Company and Exchange-Traded Fund Risk.  An investment company, including an exchange-traded fund (“ETF”), in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•	Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results.

•
Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund's ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•
Loans Risk.   Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to bonds.

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•
Mortgage Dollar Roll Risk.  The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.  Mortgage dollar roll  transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.  If the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.  Successful use of mortgage dollar rolls may depend upon a Sub-adviser’s ability to correctly predict interest rates and prepayments.

•
Multi-Manager and Multi-Style Management Risk.  The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles.  These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities.  Because portions of the Fund’s assets are managed by different Sub-advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions.  Overlapping transactions could lead to multiple Sub-advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

•
Municipal Securities Risk.  The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.

•	New Fund Risk. The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Portfolio Turnover Risk.  The Fund may buy and sell investments frequently resulting in higher transaction costs, including brokerage commissions. Frequent transactions may increase the amount of capital gains (in particular, short term gains) realized by the Fund and shareholders may pay tax on such capital gains.

•
Prepayment and Extension Risk.  When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields.  When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

•
Privately Issued Securities Risk.  Investments in privately issued securities (e.g., Rule 144A securities) may be less liquid than in publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.  Furthermore, companies with securities that are not publicly traded are not subject to the more extensive disclosure and other investor protection requirements that might be applicable if the securities were publicly traded.

•
Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•
Regulatory and Judicial Risk.  The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory and judicial actions which could have a substantial adverse effect on the Fund's performance.

•	Reinvestment Risk. A decline in market rates may result in less attractive reinvestment opportunities and affect the Fund’s ability to meet its investment objective.

•
Sovereign Debt Risk.   Investments in non-U.S. sovereign debt securities can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner.

•
U.S. Government Securities Risk.  U.S. government obligations are affected by changes or expected changes in interest rates, among other things.  While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, such obligations are still subject to credit risk.  Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  Moreover, some securities are neither insured nor guaranteed by the U.S. government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. government will do so.

•
When-Issued, Delayed Delivery and Forward Commitment Transactions Risk.  When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date.  Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure.  When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not anticipate future gains or losses with respect to the security.  These transactions are also subject to counterparty risk, which is described above.

•
Zero Coupon Securities Risk — Zero coupon securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than comparable securities that pay periodic interest.

Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  See the Fund’s website www.bridgebuildermutualfunds.com for updated performance information.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.bridgebuildermutualfunds.com
Bridge Builder Core Plus Bond Fund | Bridge Builder Core Plus Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.36%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.41%
Less Waivers	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 111

[1]	Olive Street Investment Advisers, LLC (the "Adviser") has contractually agreed, until at least October 28, 2016, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund's Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees (the "Board"). Such waivers are not subject to reimbursement by the Fund.
[2]	Other expenses are based on estimated amounts for the current fiscal year.